                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3420

                           Oppenheimer Integrity Funds
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 03/31/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
ASSET-BACKED SECURITIES--10.1%
Ally Auto Receivables Trust 2010-2, Automobile
   Receivables Nts., Series 2010-2, Cl. A2, 0.89%, 9/17/12     $  2,147,814   $    2,150,554
Ally Auto Receivables Trust 2010-4, Automobile
   Receivables Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14       2,680,000        2,670,328
Ally Master Owner Trust 2010-1, Asset-Backed
   Certificates, Series 2010-1, Cl. A, 2.005%, 1/15/15(1, 2)      2,720,000        2,770,223
Ally Master Owner Trust 2010-3, Asset-Backed
   Certificates, Series 2010-3, Cl. A, 2.88%, 4/15/15(1)          2,315,000        2,369,701
AmeriCredit Automobile Receivables Trust 2009-1,
   Automobile Receivables-Backed Nts., Series 2009-1, Cl.
   A3, 3.04%, 10/15/13                                              735,000          745,374
AmeriCredit Automobile Receivables Trust 2010-3,
   Automobile Receivables-Backed Nts., Series 2010-3, Cl.
   A2, 0.77%, 12/9/13                                             4,952,652        4,956,514
AmeriCredit Automobile Receivables Trust 2010-4,
   Automobile Receivables-Backed Nts., Series 2010-4, Cl.
   D, 4.20%, 11/8/16                                              1,465,000        1,496,841
AmeriCredit Automobile Receivables Trust 2011-1,
   Automobile Receivables-Backed Nts., Series 2011-1, Cl.
   D, 4.26%, 2/8/17                                                 720,000          725,796
AmeriCredit Prime Automobile Receivables Trust 2010-1,
   Automobile Receivables Nts., Series 2010-1, Cl. A2,
   0.97%, 1/15/13                                                   461,283          461,441
AmeriCredit Prime Automobile Receivables Trust 2010-2,
   Automobile Receivables Nts., Series 2010-2, Cl. A2,
   1.22%, 10/8/13                                                   988,761          991,365
Bank of America Auto Trust 2010-2, Automobile
   Receivables, Series 2010-2, Cl. A2, 0.91%, 10/15/12            2,384,931        2,387,672
CarMax Auto Owner Trust 2010-3, Automobile Asset-Backed
   Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15                    1,425,000        1,417,138
Carrington Mortgage Loan Trust, Asset-Backed
   Pass-Through Certificates, Series 2006-FRE1, Cl. A2,
   0.36%, 7/25/36(2)                                              2,118,146        2,015,667
Centre Point Funding LLC, Asset-Backed Nts., Series
   2010-1A, Cl. 1, 5.43%, 7/20/15(1)                                745,435          788,758
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed
   Certificates, Series 2003-2, Cl. 2A2, 0.81%, 2/25/33(2)          551,973          477,185
Citibank Credit Card Issuance Trust, Credit Card
   Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15             460,000          487,567
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A13, Cl. A13, 5.35%, 8/15/18(1)                       2,520,000        2,744,198
Series 2009-A17, Cl. A17, 4.90%, 11/15/18(1)                      2,520,000        2,697,532
Series 2009-A8, Cl. A8, 2.355%, 5/16/16(1, 2)                     4,080,000        4,142,782
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3,
   Asset-Backed Pass-Through Certificates, Series
   2006-WFH3, Cl. A2, 0.35%, 10/25/36(2)                             23,636           23,614
CNH Equipment Trust, Asset-Backed Certificates, Series
   2009-B, Cl. A3, 2.97%, 3/15/13                                   148,260          148,401
CNH Wholesale Master Note Trust 2011-1, Equipment Nts.,
   Series 2011-1, Cl. 1A, 1.055%, 1/20/41(2)                      1,945,000        1,950,226


                         1 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.99%, 2/25/33(2)                       $     29,655   $       28,045
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36                          3,588,336        3,002,781
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36                            588,643          477,407
CWABS Asset-Backed Certificates Trust 2006-25,
   Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
   0.37%, 6/25/47(2)                                              3,020,000        2,798,518
DSC Floorplan Master Owner Trust, Automobile Receivable
   Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                     2,440,000        2,440,000
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
   Series 2011-1A, Cl. C, 3.05%, 8/15/15(3)                       3,420,000        3,418,940
DT Auto Owner Trust, Automobile Receivable Nts., Series
   2009-1, Cl. A1, 2.98%, 10/15/15(1)                             1,183,267        1,191,198
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
   Pass-Through Certificates, Series 2006-FF10, Cl. A3,
   0.34%, 7/25/36(2)                                                259,694          256,915
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
   Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
   0.36%, 6/25/36(2)                                                184,269          183,326
First Investors Auto Owner Trust 2011-1, Automobile
   Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15         2,855,000        2,854,914
Ford Credit Auto Lease Trust, Automobile Receivable
   Nts., Series 2010-B, Cl. A2, 0.75%, 10/15/12(1)                3,075,000        3,076,049
Ford Credit Auto Owner Trust, Automobile Receivable Nts.:
Series 2009-E, Cl. A2, 0.80%, 3/15/12                               628,973          629,054
Series 2010-A, Cl. A4, 2.15%, 6/15/15                             3,980,000        4,040,412
Ford Credit Floorplan Master Owner Trust 2009-2,
   Asset-Backed Nts., Series 2009-2, Cl. A, 1.805%,
   9/15/14(2)                                                     2,730,000        2,767,772
Ford Credit Floorplan Master Owner Trust 2010-1,
   Asset-Backed Nts., Series 2010-1, Cl. A, 1.905%,
   12/15/14(1, 2)                                                 2,610,000        2,660,791
Ford Credit Floorplan Master Owner Trust 2011-1,
   Asset-Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16       2,940,000        2,946,756
GE Capital Credit Card Master Note Trust, Asset-Backed
   Nts., Series 2009-2, Cl. A, 3.69%, 7/15/15                     1,995,000        2,066,178
GMAC Mortgage Servicer Advance Funding Ltd.,
   Asset-Backed Nts., Series 2011-1A, Cl. A, 3.72%,
   2/15/23(3)                                                     2,715,000        2,729,199
Hertz Vehicle Financing LLC, Automobile Receivable Nts.,
   Series 2010-1A, Cl. A1, 2.60%, 2/25/15(1)                      2,900,000        2,940,545
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
   Equity Loan Asset-Backed Certificates, Series 2005-3,
   Cl. A1, 0.514%, 1/20/35(2)                                       875,449          842,733
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
   Equity Loan Asset-Backed Certificates, Series 2006-4,
   Cl. A2V, 0.364%, 3/20/36(2)                                      267,510          266,672
MBNA Credit Card Master Note Trust, Credit Card
   Receivables, Series 2003-C7, Cl. C7, 1.605%, 3/15/16(2)        2,900,000        2,916,746
Morgan Stanley Resecuritization Trust, Automobile
   Receivable Nts., Series 2010-F, Cl. A, 0.504%,
   6/15/13(1, 2)                                                  3,420,000        3,416,425
Navistar Financial Dealer Note Master Owner Trust,
   Asset-Backed Nts., Series 2010-1, Cl. A, 1.90%,
   1/26/15(1, 2)                                                  4,540,000        4,571,124
NC Finance Trust, Collateralized Mtg. Obligation
   Pass-Through Certificates, Series 1999-I, Cl. ECFD,
   3.405%, 1/25/29(3, 4)                                          1,750,658          157,559


                         2 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed
   Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13                $  2,700,000   $    2,702,673
Nissan Master Owner Trust, Automobile Receivable Nts.,
   Series 2010-AA, Cl. A, 1.405%, 1/15/15(1, 2)                   2,705,000        2,735,608
Option One Mortgage Loan Trust 2007-5, Asset-Backed
   Certificates, Series 2007-5, Cl. 2A1, 0.34%, 5/25/37(2)          913,654          895,649
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
   Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%,
   1/1/36                                                           810,757          736,562
Santander Drive Auto Receivables Trust 2010-2,
   Automobile Receivables Nts., Series 2010-2, Cl. A2,
   0.95%, 8/15/13                                                 2,715,339        2,717,878
Santander Drive Auto Receivables Trust 2010-3,
   Automobile Receivables Nts., Series 2010-3, Cl. C,
   3.06%, 11/15/17                                                2,950,000        2,921,642
Santander Drive Auto Receivables Trust 2011-S1A,
   Automobile Receivables Nts., Series 2011-S1A, Cl. D,
   3.10%, 5/15/17(3)                                              2,855,709        2,857,423
Toyota Auto Receivable Owner Trust 2010-B, Automobile
   Receivable Nts., Series 2010-B, Cl. A2, 0.74%, 7/16/12         2,475,000        2,477,424
Volkswagen Auto Lease Trust 2010-A, Automobile
   Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13        2,700,000        2,698,192
World Financial Network Credit Card Master Note Trust,
   Credit Card Receivables, Series 2009-A, Cl. A, 4.60%,
   9/15/15                                                        2,755,000        2,811,553
                                                                              --------------
Total Asset-Backed Securities (Cost $117,062,061)                                114,853,540
MORTGAGE-BACKED OBLIGATIONS--72.5%
GOVERNMENT AGENCY--58.8%
FHLMC/FNMA/FHLB/SPONSORED--58.7%
Federal Home Loan Mortgage Corp.:
5.50%, 9/1/39                                                     8,070,957        8,618,121
6%, 5/15/18-10/15/29                                              2,473,361        2,709,070
6%, 4/1/41(5)                                                    22,030,000       23,933,524
6.50%, 4/15/18-4/1/34                                             2,742,482        3,032,243
7%, 7/15/21-10/1/37                                               9,728,579       11,193,790
8%, 4/1/16                                                          213,012          234,922
9%, 4/14/17-5/1/25                                                   69,025           78,673
12.50%, 5/15/14                                                         212              215
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                       17,201           19,553
Series 1590, Cl. IA, 1.363%, 10/15/23(2)                          2,728,656        2,755,241
Series 2034, Cl. Z, 6.50%, 2/15/28                                   19,044           21,616
Series 2043, Cl. ZP, 6.50%, 4/15/28                               2,543,043        2,622,658
Series 2046, Cl. G, 6.50%, 4/15/28                                1,760,224        1,875,522
Series 2053, Cl. Z, 6.50%, 4/15/28                                   20,009           22,826
Series 2063, Cl. PG, 6.50%, 6/15/28                               1,355,883        1,396,669
Series 2145, Cl. MZ, 6.50%, 4/15/29                                 530,080          607,871
Series 2148, Cl. ZA, 6%, 4/15/29                                    906,154          974,589
Series 2195, Cl. LH, 6.50%, 10/15/29                              1,235,311        1,395,960
Series 2326, Cl. ZP, 6.50%, 6/15/31                                 378,995          440,313
Series 2341, Cl. FP, 1.155%, 7/15/31(2)                             629,163          635,232
Series 2399, Cl. PG, 6%, 1/15/17                                    523,496          562,779
Series 2423, Cl. MC, 7%, 3/15/32                                  1,704,857        1,881,731
Series 2453, Cl. BD, 6%, 5/15/17                                    503,327          540,520


                         3 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2461, Cl. PZ, 6.50%, 6/15/32                            $  3,125,786   $    3,460,870
Series 2463, Cl. F, 1.255%, 6/15/32(2)                            3,320,786        3,369,545
Series 2500, Cl. FD, 0.755%, 3/15/32(2)                             194,719          195,576
Series 2526, Cl. FE, 0.655%, 6/15/29(2)                             272,487          273,085
Series 2551, Cl. FD, 0.655%, 1/15/33(2)                             597,175          598,553
Series 2638, Cl. KG, 4%, 11/1/27                                  1,669,903        1,674,714
Series 2648, Cl. JE, 3%, 2/1/30                                      19,997           19,997
Series 2676, Cl. KY, 5%, 9/15/23                                  4,548,000        4,898,368
Series 2686, Cl. CD, 4.50%, 2/1/17                                  916,557          929,066
Series 2907, Cl. GC, 5%, 6/1/27                                     934,170          942,659
Series 2929, Cl. PC, 5%, 1/1/28                                     632,231          636,596
Series 2952, Cl. GJ, 4.50%, 12/1/28                                 247,391          248,891
Series 3019, Cl. MD, 4.75%, 1/1/31                                2,097,728        2,148,550
Series 3025, Cl. SJ, 23.815%, 8/15/35(2)                            664,959          901,968
Series 3094, Cl. HS, 23.448%, 6/15/34(2)                          1,025,993        1,381,596
Series 3242, Cl. QA, 5.50%, 3/1/30                                1,617,501        1,652,963
Series 3291, Cl. NA, 5.50%, 10/1/27                                 384,587          385,286
Series 3306, Cl. PA, 5.50%, 10/1/27                                 541,770          543,161
Series R001, Cl. AE, 4.375%, 4/1/15                                 859,411          870,998
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security:
Series 183, Cl. IO, 15.356%, 4/1/27(6)                            1,168,060          236,713
Series 192, Cl. IO, 14.37%, 2/1/28(6)                               146,839           29,772
Series 206, Cl. IO, 6.556%, 12/1/29(6)                              183,978           42,412
Series 2129, Cl. S, 15.125%, 2/15/29(6)                           1,473,583          296,118
Series 2130, Cl. SC, 51.717%, 3/15/29(6)                            402,162           87,198
Series 2134, Cl. SB, 64.389%, 3/15/29(6)                            411,245           87,928
Series 2422, Cl. SJ, 68.524%, 1/15/32(6)                          1,716,638          377,654
Series 243, Cl. 6, 5.276%, 12/15/32(6)                            1,097,674          240,129
Series 2493, Cl. S, 67.134%, 9/15/29(6)                             104,685           20,610
Series 2527, Cl. SG, 0.207%, 2/15/32(6)                             808,714           32,197
Series 2531, Cl. ST, 48.622%, 2/15/30(6)                          1,394,305           85,221
Series 2601, Cl. GS, 20.251%, 11/15/17(6)                         1,932,107          169,095
Series 2796, Cl. SD, 67.963%, 7/15/26(6)                            667,195          138,472
Series 2802, Cl. AS, 80.653%, 4/15/33(6)                          1,275,490          118,762
Series 2920, Cl. S, 66.357%, 1/15/35(6)                           2,491,723          409,977
Series 3005, Cl. WI, 32.588%, 7/15/35(6)                          5,540,561          680,678
Series 3110, Cl. SL, 99.999%, 2/15/26(6)                          1,056,207          126,197
Series 3451, Cl. SB, 25.903%, 5/15/38(6)                         11,644,471        1,325,540
Federal Home Loan Mortgage Corp., Principal-Only
   Stripped Mtg.-Backed Security, Series 176, Cl. PO,
   3.967%, 6/1/26(7)                                                152,865          131,051
Federal National Mortgage Assn.:
3.50%, 4/1/26(5)                                                 35,755,000       35,855,543
4%, 4/1/26-4/1/41(5)                                             26,475,000       26,176,307
4.50%, 4/1/26-4/1/41(5)                                          94,995,000       97,175,438
5%, 4/1/41(5)                                                    80,106,000       83,810,903
5.50%, 12/25/18                                                       5,365            5,823


                         4 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
5.50%, 4/1/26-4/1/41(5)                                        $104,783,500   $  112,119,943
6%, 5/25/20-12/1/34                                              12,153,959       13,370,055
6%, 4/1/40(5)                                                    52,925,000       57,564,194
6.50%, 6/25/17-11/25/31                                          14,575,366       16,272,623
6.50%, 4/1/41(5)                                                  5,682,000        6,369,170
7%, 9/25/14-4/1/34                                                6,809,988        7,742,893
7.50%, 1/1/33-8/25/33                                             6,553,700        7,596,133
8.50%, 7/1/32                                                        22,538           25,673
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                     5,620            5,810
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                              476,224          523,586
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                390,681          429,785
Trust 1996-35, Cl. Z, 7%, 7/25/26                                   127,804          141,963
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                              829,081          909,287
Trust 1998-61, Cl. PL, 6%, 11/25/28                               1,149,643        1,266,183
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                            1,568,084        1,719,695
Trust 1999-60, Cl. PG, 7.50%, 12/25/29                            6,113,557        7,389,548
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                            1,618,837        1,825,368
Trust 2002-10, Cl. FB, 0.75%, 3/25/17(2)                            159,706          160,934
Trust 2002-16, Cl. PG, 6%, 4/25/17                                  967,058        1,049,624
Trust 2002-2, Cl. UC, 6%, 2/25/17                                   564,328          604,187
Trust 2002-56, Cl. FN, 1.25%, 7/25/32(2)                            947,412          966,824
Trust 2003-130, Cl. CS, 13.601%, 12/25/33(2)                      4,751,091        5,423,453
Trust 2003-21, Cl. FK, 0.65%, 3/25/33(2)                            296,645          297,331
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                             1,492,000        1,635,471
Trust 2004-101, Cl. BG, 5%, 1/25/20                               2,619,847        2,786,389
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                              1,149,914        1,162,542
Trust 2004-9, Cl. AB, 4%, 7/1/17                                  3,097,098        3,172,382
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                           5,073,000        5,559,356
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                          10,000,000       10,871,336
Trust 2005-12, Cl. JC, 5%, 6/1/28                                 2,213,393        2,260,684
Trust 2005-22, Cl. EC, 5%, 10/1/28                                  839,646          858,753
Trust 2005-30, Cl. CU, 5%, 4/1/29                                   675,650          694,431
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                             2,480,000        2,737,596
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                             1,260,000        1,339,120
Trust 2006-50, Cl. SK, 23.285%, 6/25/36(2)                        1,610,983        2,227,014
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                89,149           89,245
Trust 2009-36, Cl. FA, 1.19%, 6/25/37(2)                          4,435,105        4,501,651
Trust 2009-37, Cl. HA, 4%, 4/1/19                                 5,980,441        6,291,328
Trust 2009-70, Cl. PA, 5%, 8/1/35                                 5,636,062        5,911,487
Trust 2011-15, Cl. DA, 4%, 3/1/41                                 2,740,868        2,867,450
Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 71.679%, 3/17/31(6)                          644,686          120,157
Trust 2001-61, Cl. SE, 46.547%, 11/18/31(6)                         916,781          161,420
Trust 2001-65, Cl. S, 52.061%, 11/25/31(6)                        2,074,201          350,608
Trust 2001-81, Cl. S, 40.979%, 1/25/32(6)                           280,256           50,483
Trust 2002-12, Cl. SB, 64.261%, 7/25/31(6)                          447,688          100,984
Trust 2002-2, Cl. SW, 65.66%, 2/25/32(6)                            507,779          110,603


                         5 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-38, Cl. SO, 61.084%, 4/25/32(6)                     $    210,039   $       36,273
Trust 2002-41, Cl. S, 75.168%, 7/25/32(6)                         2,095,165          374,630
Trust 2002-47, Cl. NS, 39.38%, 4/25/32(6)                           729,486          134,481
Trust 2002-5, Cl. SD, 77.687%, 2/25/32(6)                           405,014           79,428
Trust 2002-51, Cl. S, 39.676%, 8/25/32(6)                           669,808          123,391
Trust 2002-52, Cl. SD, 45.971%, 9/25/32(6)                          837,050          158,841
Trust 2002-60, Cl. SM, 50.073%, 8/25/32(6)                        3,015,935          463,722
Trust 2002-60, Cl. SY, 10.75%, 4/25/32(6)                         2,649,901           55,333
Trust 2002-7, Cl. SK, 51.599%, 1/25/32(6)                         1,790,284          332,997
Trust 2002-75, Cl. SA, 52.083%, 11/25/32(6)                       1,620,128          274,743
Trust 2002-77, Cl. BS, 43.441%, 12/18/32(6)                       3,239,038          546,241
Trust 2002-77, Cl. IS, 52.874%, 12/18/32(6)                         357,844           67,537
Trust 2002-77, Cl. JS, 36.909%, 12/18/32(6)                       2,988,901          498,379
Trust 2002-77, Cl. SA, 39.631%, 12/18/32(6)                       2,868,707          478,992
Trust 2002-77, Cl. SH, 48.838%, 12/18/32(6)                         389,384           73,229
Trust 2002-84, Cl. SA, 54.415%, 12/25/32(6)                         409,303           69,557
Trust 2002-89, Cl. S, 73.176%, 1/25/33(6)                         3,181,723          637,939
Trust 2002-9, Cl. MS, 40.278%, 3/25/32(6)                            23,134            4,313
Trust 2002-90, Cl. SN, 52.63%, 8/25/32(6)                         2,744,102          421,962
Trust 2002-90, Cl. SY, 55.76%, 9/25/32(6)                         1,301,149          201,932
Trust 2003-14, Cl. OI, 12.444%, 3/25/33(6)                        4,584,674        1,024,785
Trust 2003-26, Cl. IK, 11.535%, 4/25/33(6)                        1,678,656          353,888
Trust 2003-33, Cl. SP, 51.244%, 5/25/33(6)                        2,588,009          431,105
Trust 2003-4, Cl. S, 47.985%, 2/25/33(6)                            810,855          144,352
Trust 2003-52, Cl. NS, 69.68%, 6/25/23(6)                        12,363,657        1,815,363
Trust 2003-89, Cl. XS, 86.586%, 11/25/32(6)                       2,811,442          251,999
Trust 2004-54, Cl. DS, 55.818%, 11/25/30(6)                         176,100           29,693
Trust 2004-56, Cl. SE, 21.665%, 10/25/33(6)                       3,121,439          538,183
Trust 2005-40, Cl. SA, 67.698%, 5/25/35(6)                        1,563,841          289,088
Trust 2005-6, Cl. SE, 86.239%, 2/25/35(6)                         2,191,553          324,258
Trust 2005-71, Cl. SA, 71.379%, 8/25/25(6)                        2,804,145          409,414
Trust 2005-93, Cl. SI, 19.987%, 10/25/35(6)                       2,592,381          361,690
Trust 2006-129, Cl. SM, 16.863%, 1/25/37(6)                       9,230,892        1,269,244
Trust 2006-53, Cl. US, 29.159%, 6/25/36(6)                          267,279           38,741
Trust 2008-55, Cl. SA, 18.885%, 7/25/38(6)                        6,034,572          624,178
Trust 2008-67, Cl. KS, 45.507%, 8/25/34(6)                        8,120,103          699,256
Trust 222, Cl. 2, 23.56%, 6/1/23(6)                               1,179,393          263,001
Trust 247, Cl. 2, 38.994%, 10/1/23(6)                               110,492           22,512
Trust 252, Cl. 2, 35.052%, 11/1/23(6)                             1,127,095          221,092
Trust 254, Cl. 2, 28.71%, 1/1/24(6)                               2,015,505          392,867
Trust 2682, Cl. TQ, 99.999%, 10/15/33(6)                          2,762,281          454,710
Trust 2981, Cl. BS, 99.999%, 5/15/35(6)                           4,796,613          758,361
Trust 301, Cl. 2, 3.875%, 4/1/29(6)                                 676,616          131,994
Trust 303, Cl. IO, 6.69%, 11/1/29(6)                                 93,328           23,931
Trust 319, Cl. 2, 6.351%, 2/1/32(6)                                 557,392          121,544


                         6 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 320, Cl. 2, 11.946%, 4/1/32(6)                           $  7,756,734   $    1,766,986
Trust 321, Cl. 2, 5.759%, 4/1/32(6)                               1,497,357          353,736
Trust 324, Cl. 2, 1.881%, 7/1/32(6)                                 720,098          158,575
Trust 331, Cl. 9, 10.509%, 2/1/33(6)                              4,327,851        1,079,154
Trust 334, Cl. 14, 13.942%, 2/1/33(6)                             3,788,525          891,442
Trust 334, Cl. 15, 1.861%, 2/1/33(6)                              2,723,548          616,468
Trust 334, Cl. 17, 22.322%, 2/1/33(6)                               148,680           31,222
Trust 339, Cl. 12, 0.064%, 7/1/33(6)                              3,888,152          837,688
Trust 339, Cl. 7, 0%, 7/1/33(6, 8)                                4,495,207          910,460
Trust 343, Cl. 13, 4.348%, 9/1/33(6)                              3,960,520          835,201
Trust 343, Cl. 18, 12.459%, 5/1/34(6)                             2,738,848          476,630
Trust 345, Cl. 9, 0%, 1/1/34(6, 8)                                3,084,641          627,742
Trust 351, Cl. 10, 0%, 4/1/34(6, 8)                               1,711,745          323,873
Trust 351, Cl. 8, 0%, 4/1/34(6, 8)                                2,718,887          513,419
Trust 356, Cl. 10, 0%, 6/1/35(6, 8)                               2,243,053          437,780
Trust 356, Cl. 12, 0%, 2/1/35(6, 8)                               1,129,548          205,392
Trust 362, Cl. 13, 0%, 8/1/35(6, 8)                               2,671,714          584,039
Trust 364, Cl. 16, 0%, 9/1/35(6, 8)                               3,988,876          761,420
Trust 365, Cl. 16, 3.152%, 3/1/36(6)                              3,032,657          609,460
Federal National Mortgage Assn., Principal-Only Stripped
   Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.442%,
   9/25/23(7)                                                       373,570          327,959
                                                                              --------------
                                                                                 666,358,385
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
2.625%, 8/8/25-7/1/27(2)                                             14,865           15,353
8.50%, 8/1/17-12/15/17                                              106,679          120,632
10.50%, 12/29/17                                                      7,568            8,530
11%, 11/8/19                                                         15,325           17,083
12%, 5/29/14                                                            134              135
Government National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 86.649%, 1/16/27(6)                         804,841          134,944
Series 2002-15, Cl. SM, 76.714%, 2/16/32(6)                         900,015          156,515
Series 2002-41, Cl. GS, 60.269%, 6/16/32(6)                         680,183          138,787
Series 2002-76, Cl. SY, 79.248%, 12/16/26(6)                        430,657           77,109
Series 2004-11, Cl. SM, 72.318%, 1/17/30(6)                         167,139           34,078
Series 2007-17, Cl. AI, 17.194%, 4/16/37(6)                       4,541,387          678,945
                                                                              --------------
                                                                                   1,382,111
NON-AGENCY--13.7%
COMMERCIAL--9.1%
Asset Securitization Corp., Commercial Interest-Only
   Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1,
   0.17%, 4/14/29(6)                                              7,701,806          224,653
Banc of America Commercial Mortgage, Inc., Commercial
   Mtg. Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45                             5,435,000        5,605,232
Series 2007-1, Cl. A4, 5.451%, 1/1/49                             5,399,000        5,688,849
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49                           5,695,000        5,651,248


                         7 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
COMMERCIAL CONTINUED
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through
   Certificates, Series 2007-4, Cl. 22A1, 5.803%, 6/1/47(2)    $  3,385,784   $    2,871,306
Capital Lease Funding Securitization LP, Interest-Only
   Corporate-Backed Pass-Through Certificates, Series
   1997-CTL1, 0%, 6/22/24(1, 6, 8)                                1,848,818           84,720
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
   Mortgage Trust, Commercial Mtg. Pass-Through
   Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                        1,010,000        1,032,921
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                          3,310,000        3,483,743
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
   Pass-Through Certificates, Series 2010-C1, Cl. A1,
   3.156%, 7/1/46(1)                                              3,578,587        3,571,672
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
   Pass-Through Certificates, Interest-Only Stripped
   Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.737%,
   9/1/20(1, 6)                                                  28,795,000        2,523,507
First Horizon Alternative Mortgage Securities Trust
   2004-FA2, Mtg. Pass-Through Certificates, Series
   2004-FA2, Cl. 3A1, 6%, 1/25/35                                 2,339,821        2,371,951
First Horizon Alternative Mortgage Securities Trust
   2007-FA2, Mtg. Pass-Through Certificates, Series
   2007-FA2, Cl. 1A1, 5.50%, 4/25/37                              1,921,682        1,397,398
Greenwich Capital Commercial Funding Corp./Commercial
   Mortgage Trust 2005-GG5, Commercial Mtg. Pass-Through
   Certificates, Series 2005-GG5, Cl. AM, 5.277%, 4/1/37            635,000          641,502
GS Mortgage Securities Corp. II, Commercial Mtg.
   Obligations:
Series 2006-GG8, Cl. A4, 5.56%, 11/1/39                           5,000,000        5,384,464
Series 2011-GC3, Cl. A1, 2.331%, 3/1/44                           2,465,000        2,485,898
Impac CMB Trust Series 2005-4, Collateralized
   Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.79%,
   5/25/35(2)                                                     3,445,159        2,716,613
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg.
   Pass-Through Certificates, Series 2005-AR23, Cl. 6A1,
   5.21%, 11/1/35(2)                                              4,442,728        3,474,680
JPMorgan Chase Commercial Mortgage Securities Corp.,
   Commercial Mtg. Pass-Through Certificates:
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49                        3,980,000        4,052,511
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(3)                       285,000          287,871
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                            945,000          997,985
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(1)                        4,290,000        4,123,234
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(1)                         2,740,000        2,727,862
JPMorgan Chase Commercial Mortgage Securities Trust
   2006-LDP7, Commercial Mtg. Pass-Through Certificates,
   Series 2006-LDP7, 5.863%, 4/1/45(2)                            6,485,000        6,711,747
JPMorgan Chase Commercial Mortgage Securities Trust
   2007-CB19, Commercial Mtg. Pass-Through Certificates,
   Series 2007-CB19, Cl. AM, 5.738%, 2/1/49(2)                      685,000          680,987
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through
   Certificates, Series 2007-S3, Cl. 1A90, 7%, 7/1/37             3,771,663        3,106,592
LB-UBS Commercial Mortgage Trust 2006-C3, Commercial
   Mtg. Pass-Through Certificates, Series 2006-C3, Cl. AM,
   5.712%, 3/11/39                                                  150,000          153,617


                         8 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
COMMERCIAL CONTINUED
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
   5.318%, 2/11/40                                             $  2,750,000   $    2,801,756
Lehman Brothers Commercial Conduit Mortgage Trust,
   Interest-Only Stripped Mtg.-Backed Security, Series
   1998-C1, Cl. IO, 0%, 2/18/30(6, 8)                             2,409,272           51,211
Lehman Structured Securities Corp., Commercial Mtg.
   Pass-Through Certificates, Series 2002-GE1, Cl. A,
   2.514%, 7/1/24(1)                                                103,988           78,750
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
   Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34             1,315,674        1,349,494
ML-CFC Commercial Mortgage Trust 2006-3, Commercial Mtg.
   Pass-Through Certificates, Series 2006-3, Cl. AM,
   5.456%, 7/12/46                                                6,010,000        6,089,737
Morgan Stanley Capital I Trust 207-IQ16, Commercial Mtg.
   Pass-Through Certificates, Series 2007-IQ16, Cl. AM,
   6.11%, 12/1/49(2)                                              1,570,000        1,612,981
Salomon Brothers Mortgage Securities VII, Inc.,
   Interest-Only Commercial Mtg. Pass-Through Certificates,
   Series 1999-C1, Cl. X, 0%, 5/18/32(6, 8)                      29,711,496          103,360
Structured Adjustable Rate Mortgage Loan Trust, Mtg.
   Pass-Through Certificates, 5.344%, 7/1/37(2)                   3,734,195        2,664,083
Wachovia Bank Commercial Mortgage Trust 2006-C29,
   Commercial Mtg. Pass-Through Certificates, Series
   2006-C29, Cl. A2, 5.275%, 11/15/48                             2,146,000        2,186,485
Wachovia Bank Commercial Mortgage Trust 2007-C34,
   Commercial Mtg. Pass-Through Certificates, Series
   2007-C34, Cl. A3, 5.678%, 5/1/46                               2,965,000        3,149,041
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
   Pass-Through Certificates, Series 2006-C27, Cl. AM,
   5.795%, 7/15/45                                                4,370,000        4,513,108
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust,
   Mtg. Pass-Through Certificates, Series 2005-AR14, Cl.
   1A4, 2.67%, 12/1/35(2)                                         2,265,390        1,969,815
Wells Fargo Commercial Mortgage Trust 2010-C1,
   Commercial Mtg. Pass-Through Certificates, Series
   2010-C1, Cl. A1, 3.349%, 11/1/43(1)                            2,288,938        2,281,958
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust,
   Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1,
   6.121%, 11/1/37(2)                                             3,273,123        2,609,072
                                                                              --------------
                                                                                 103,513,614
MULTIFAMILY--1.3%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through
   Certificates, Series 2005-10, Cl. A3, 2.861%, 10/1/35(2)       2,095,000        1,798,021
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg.
   Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A,
   5.75%, 6/1/36(2)                                               2,914,916        2,665,699
GE Capital Commercial Mortgage Corp., Commercial Mtg.
   Pass-Through Certificates, Series 2001-3, Cl. A2, 6.07%,
   6/1/38                                                         3,424,585        3,482,261


                         9 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
MULTIFAMILY CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
   2A3, 2.772%, 3/1/36(2)                                      $  4,929,842   $    4,386,453
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
   3A1, 2.825%, 3/25/36(2)                                        2,830,145        2,524,890
                                                                              --------------
                                                                                  14,857,324
OTHER--0.3%
Greenwich Capital Commercial Funding Corp./Commercial
   Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
   Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39          3,565,000        3,778,464
Salomon Brothers Mortgage Securities VI, Inc.,
   Interest-Only Stripped Mtg.-Backed Security, Series
   1987-3, Cl. B, 46.772%, 10/23/17(6)                                  793               81
Salomon Brothers Mortgage Securities VI, Inc.,
   Principal-Only Stripped Mtg.-Backed Security, Series
   1987-3, Cl. A, 1.063%, 10/23/17(7)                                 1,173            1,162
                                                                              --------------
                                                                                   3,779,707
RESIDENTIAL--3.0%
CHL Mortgage Pass-Through Trust 2005-HYB7, Mtg.
   Pass-Through Certificates, Series 2005-HYB7, Cl. 6A1,
   5.446%, 11/1/35(2)                                             3,024,188        2,346,303
CHL Mortgage Pass-Through Trust 2006-6, Mtg.
   Pass-Through Certificates, Series 2006-6, Cl. A3, 6%,
   4/1/36                                                         2,513,400        2,425,948
Countrywide Alternative Loan Trust 2005-21CB, Mtg.
   Pass-Through Certificates, Series 2005-21CB, Cl. A7,
   5.50%, 6/1/35                                                  4,503,541        4,076,518
Countrywide Alternative Loan Trust 2005-29CB, Mtg.
   Pass-Through Certificates, Series 2005-29CB, Cl. A4, 5%,
   7/1/35                                                         2,900,329        2,455,385
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
   Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36              3,228,263        3,159,935
JPMorgan Alternative Loan Trust 2006-S4, Mtg.
   Pass-Through Certificates, Series 2006-S4, Cl. A6,
   5.71%, 12/1/36                                                 3,267,995        2,965,740
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg.
   Pass-Through Certificates, Series 2005-A1, Cl. 2A1,
   2.833%, 12/25/34(2)                                            1,414,373        1,415,422
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2003-QS1, Cl. A2,
   5.75%, 1/25/33                                                   489,039          500,738
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
   6%, 9/25/36                                                      384,229          245,470
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2007-QS6, Cl. A28,
   5.75%, 4/25/37                                                 1,928,515        1,249,166
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY2, Cl.
   1A1, 4.868%, 12/1/36(2)                                          559,283          440,022
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY5, Cl.
   3A1, 5.731%, 5/1/37(2)                                         2,480,274        2,292,778
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY6, Cl.
   2A1, 5.531%, 6/25/37(2)                                        1,191,034          964,500


                         10 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
RESIDENTIAL CONTINUED
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg.
   Asset-Backed Pass-Through Certificates, Series 2007-PA5,
   Cl. 1A1, 6.25%, 11/1/37                                     $  2,407,300   $    2,101,757
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
   Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1,
   2.872%, 9/1/34(2)                                                722,787          704,645
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust,
   Mtg. Pass-Through Certificates, Series 2005-AR16, Cl.
   2A1, 2.759%, 10/1/35(2)                                        4,162,180        3,891,655
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR14, Cl.
   1A2, 5.713%, 10/1/36(2)                                        2,752,051        2,519,760
                                                                              --------------
                                                                                  33,755,742
                                                                              --------------
Total Mortgage-Backed Obligations (Cost $797,170,724)                            823,646,883
U.S. GOVERNMENT OBLIGATIONS--3.9%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15                                                    2,450,000        2,404,224
5%, 2/16/17                                                       1,510,000        1,688,391
5.25%, 4/18/16                                                    2,650,000        2,998,483
5.50%, 7/18/16                                                    1,510,000        1,727,731
Federal National Mortgage Assn. Nts.:
1.625%, 10/26/15                                                  3,890,000        3,784,313
4.875%, 12/15/16                                                  1,240,000        1,380,622
5%, 3/15/16                                                       1,655,000        1,853,635
U.S. Treasury Bonds:
7.50%, 11/15/16(9)                                                7,700,000        9,742,910
STRIPS, 3.862%, 2/15/13(10)                                       1,520,000        1,497,895
U.S. Treasury Nts., 5.125%, 5/15/16                              14,830,000       16,874,924
                                                                              --------------
Total U.S. Government Obligations (Cost $43,992,153)                              43,953,128
CORPORATE BONDS AND NOTES--35.5%
CONSUMER DISCRETIONARY--4.7%
DIVERSIFIED CONSUMER SERVICES--0.3%
Service Corp. International, 6.75% Sr. Unsec. Nts.,
   4/1/15                                                         2,880,000        3,081,600
HOTELS, RESTAURANTS & LEISURE--0.7%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts.,
   8/15/15(1)                                                     4,300,000        4,449,339
Marriott International, Inc., 6.20% Sr. Unsec. Unsub.
   Nts., 6/15/16                                                  3,081,000        3,430,265
                                                                              --------------
                                                                                   7,879,604
HOUSEHOLD DURABLES--0.8%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts.,
   6/15/14                                                        2,172,000        2,381,648
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                    2,994,000        2,941,605
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                971,000        1,031,899
8% Sr. Unsec. Nts., 5/1/12                                        2,270,000        2,418,821
                                                                              --------------
                                                                                   8,773,973
LEISURE EQUIPMENT & PRODUCTS--0.5%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13                                   2,640,000        2,822,878


                         11 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
LEISURE EQUIPMENT & PRODUCTS CONTINUED
6.125% Sr. Unsec. Nts., 6/15/11                                $  2,415,000   $    2,437,290
                                                                              --------------
                                                                                   5,260,168
MEDIA--1.9%
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
   Unsec. Nts., 11/15/22                                          1,751,000        2,371,115
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375%
   Sr. Unsec. Nts., 3/1/41                                        4,499,000        4,539,594
Interpublic Group of Cos., Inc. (The), 10% Sr. Unsec.
   Nts., 7/15/17                                                  2,466,000        2,946,870
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                  2,615,000        3,033,400
Time Warner Entertainment Co. LP, 8.375% Sr. Nts.,
   7/15/33                                                        1,542,000        1,890,285
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                    1,585,000        1,844,823
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21(1)                                   1,398,000        1,403,721
6.50% Sr. Sec. Nts., 1/15/18                                      3,389,000        3,719,428
                                                                              --------------
                                                                                  21,749,236
MULTILINE RETAIL--0.2%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21            2,865,000        2,815,731
SPECIALTY RETAIL--0.3%
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11               3,480,000        3,480,000
CONSUMER STAPLES--1.2%
BEVERAGES--0.3%
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14             2,581,000        2,935,888
FOOD & STAPLES RETAILING--0.0%
Real Time Data Co., 11% Nts., 5/31/09(3, 4, 11)                     476,601               --
FOOD PRODUCTS--0.5%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                               980,000        1,038,563
8.50% Sr. Unsec. Nts., 6/15/19                                    1,455,000        1,728,288
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18              2,810,000        3,034,800
                                                                              --------------
                                                                                   5,801,651
TOBACCO--0.4%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                2,075,000        2,952,542
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 5/1/40             1,602,000        1,786,647
                                                                              --------------
                                                                                   4,739,189
ENERGY--3.9%
ENERGY EQUIPMENT & SERVICES--0.7%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                         2,221,000        2,206,139
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                      2,415,000        2,498,851
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds,
   8/1/36                                                         1,841,000        1,846,475
Weatherford International Ltd. Bermuda, 5.125% Sr.
   Unsec. Unsub. Nts., 9/15/20                                    1,885,000        1,872,412
                                                                              --------------
                                                                                   8,423,877
OIL, GAS & CONSUMABLE FUELS--3.2%
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub.
   Nts., 12/15/17                                                 2,710,000        2,967,450
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub.
   Nts., 8/1/12                                                   1,073,000        1,127,639


                         12 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr.
   Unsec. Nts., 6/1/13                                         $  4,875,000   $    5,221,881
Kinder Morgan Energy Partners LP, 6.50% Sr. Unsec.
   Unsub. Nts., 9/1/39                                            2,172,000        2,233,322
Kinder Morgan Finance Co. LLC, 6% Sr. Sec. Nts.,
   1/15/18(1)                                                     2,817,000        2,922,638
Marathon Petroleum Corp., 6.50% Sr. Unsec. Nts.,
   3/1/41(1)                                                      2,275,000        2,306,179
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37               2,876,000        2,879,742
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19           1,855,000        2,054,413
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr.
   Sec. Nts., 9/30/14(1)                                          1,530,000        1,648,153
Rockies Express Pipeline LLC:
3.90% Sr. Unsec. Unsub. Nts., 4/15/15(1)                          3,301,000        3,266,425
5.625% Sr. Unsec. Unsub. Nts., 4/15/20(1)                         1,936,000        1,925,149
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18                   2,752,000        3,133,840
Woodside Finance Ltd., 4.50% Nts., 11/10/14(1)                    4,231,000        4,480,168
                                                                              --------------
                                                                                  36,166,999
FINANCIALS--14.1%
CAPITAL MARKETS--2.7%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec.
   Nts., 8/15/19(1)                                               4,750,000        4,991,856
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
   2/15/34                                                        3,075,000        2,963,510
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21(1, 5)        3,679,000        3,671,826
Macquarie Group Ltd., 4.875% Sr. Unsec. Nts., 8/10/17(1)          2,253,000        2,263,850
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20(1)                          1,205,000        1,204,587
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                   6,830,000        7,185,672
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts.,
   1/19/16                                                        2,649,000        2,620,521
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub.
   Nts., 12/1/12                                                  2,870,000        2,928,620
UBS AG Stamford, CT, 2.25% Sr. Unsec. Nts., 8/12/13               2,825,000        2,852,021
                                                                              --------------
                                                                                  30,682,463
COMMERCIAL BANKS--4.2%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts.,
   12/21/12(1)                                                    3,088,000        3,127,502
Barclays Bank plc, 6.278% Perpetual Bonds(14)                     4,230,000        3,664,238
BNP Paribas SA, 5.186% Sub. Perpetual Nts.(1, 14)                 3,080,000        2,979,900
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts.,
   4/15/37                                                        5,056,000        4,961,200
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35              7,580,000        7,333,650
Huntington BancShares, Inc., 7% Sub. Nts., 12/15/20               4,552,000        5,027,233
KeyCorp, 5.10% Sr. Unsec. Unsub. Nts., 3/24/21                    2,837,000        2,820,577
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(1)           2,970,000        2,921,651
Sanwa Bank Ltd. (The), 7.40% Sub. Nts., 6/15/11                   2,655,000        2,689,406
SunTrust Banks, Inc., 3.60% Sr. Unsec. Unsub. Nts.,
   4/15/16                                                        2,825,000        2,807,640
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds,
   Series K(14)                                                   6,055,000        6,660,500
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                    2,698,000        2,929,000
                                                                              --------------
                                                                                  47,922,497


                         13 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
CONSUMER FINANCE--0.4%
American Express Bank FSB, 5.55% Sr. Unsec. Nts.,
   10/17/12                                                    $  2,717,000   $    2,878,697
SLM Corp., 6.25% Sr. Nts., 1/25/16                                1,388,000        1,448,489
                                                                              --------------
                                                                                   4,327,186
DIVERSIFIED FINANCIAL SERVICES--2.5%
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts.,
   1/5/21                                                           910,000          950,554
Citigroup, Inc.:
5.375% Sr. Unsec. Nts., 8/9/20                                    3,915,000        4,031,784
6.01% Sr. Unsec. Nts., 1/15/15                                    2,810,000        3,070,391
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67(1)          3,210,000        2,856,900
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(14)          3,220,000        2,994,600
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(14)         8,365,000        9,183,959
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38          4,273,000        4,921,240
                                                                              --------------
                                                                                  28,009,428
INSURANCE--3.6%
American International Group, Inc., 5.85% Sr. Unsec.
   Nts., Series G, 1/16/18                                        4,157,000        4,338,303
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                             2,178,000        2,230,738
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                           2,810,000        2,902,393
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts.,
   8/15/12(1)                                                     2,685,000        2,817,362
Hartford Financial Services Group, Inc. (The), 5.25% Sr.
   Unsec. Nts., 10/15/11                                          2,755,000        2,818,908
Irish Life & Permanent Group Holdings plc, 3.60% Sr.
   Unsec. Unsub. Nts., 1/14/13(1)                                 3,700,000        3,236,834
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds,
   4/20/67                                                        5,710,000        5,395,950
Manulife Financial Corp., 4.90% Sr. Unsec. Unsub. Nts.,
   9/17/20                                                        3,372,000        3,303,285
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub.
   Nts., 9/17/12                                                  3,039,000        3,129,289
Swiss Re Capital I LP, 6.854% Perpetual Bonds(1, 14)              5,571,000        5,473,741
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub.
   Nts., 3/15/16                                                  2,819,000        2,803,994
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37(1)          2,774,000        2,794,805
                                                                              --------------
                                                                                  41,245,602
REAL ESTATE INVESTMENT TRUSTS--0.7%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub.
   Nts., 9/15/11                                                  1,154,000        1,183,117
Brandywine Operating Partnership LP, 5.75% Sr. Unsec.
   Unsub. Nts., 4/1/12                                            1,402,000        1,447,579
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts.,
   1/15/12                                                        1,005,000        1,033,601
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts.,
   3/1/12                                                         2,825,000        2,883,511
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub.
   Nts., 10/1/12(1)                                               1,325,000        1,401,670
                                                                              --------------
                                                                                   7,949,478
HEALTH CARE--0.9%
BIOTECHNOLOGY--0.2%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                    2,955,000        2,874,763
HEALTH CARE PROVIDERS & SERVICES--0.4%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                 1,440,000        1,496,272


                         14 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Quest Diagnostic, Inc., 5.75% Sr. Unsec. Nts., 1/30/40         $  3,150,000   $    3,044,421
                                                                              --------------
                                                                                   4,540,693
PHARMACEUTICALS--0.3%
Mylan, Inc., 6% Sr. Nts., 11/15/18(1)                             3,035,000        3,050,175
INDUSTRIALS--2.7%
AEROSPACE & DEFENSE--0.5%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16            2,880,000        2,970,000
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                 2,560,000        2,841,600
                                                                              --------------
                                                                                   5,811,600
COMMERCIAL SERVICES & SUPPLIES--0.6%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17              2,797,000        3,052,226
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts.,
   1/15/12                                                        2,590,000        2,639,909
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts.,
   8/15/11                                                        1,640,000        1,669,830
                                                                              --------------
                                                                                   7,361,965
INDUSTRIAL CONGLOMERATES--1.0%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                          2,385,000        2,469,140
5.25% Sr. Unsec. Nts., 10/19/12                                     578,000          612,841
6.375% Unsec. Sub. Bonds, 11/15/67                                4,977,000        5,132,531
Tyco International Ltd./Tyco International Finance SA,
   6.875% Sr. Unsec. Unsub. Nts., 1/15/21                         2,440,000        2,916,549
                                                                              --------------
                                                                                  11,131,061
MACHINERY--0.3%
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14                       2,795,000        3,091,969
PROFESSIONAL SERVICES--0.3%
FTI Consulting, Inc., 6.75% Sr. Nts., 10/1/20(1)                  2,952,000        3,003,660
INFORMATION TECHNOLOGY--2.3%
COMMUNICATIONS EQUIPMENT--0.9%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                     5,311,000        5,499,126
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts.,
   3/15/41                                                        2,109,000        2,089,873
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                       2,675,000        2,778,902
                                                                              --------------
                                                                                  10,367,901
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts.,
   11/1/15                                                        5,350,000        5,265,213
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                   4,415,000        4,868,050
SOFTWARE--0.5%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20             5,371,000        5,056,329
MATERIALS--2.8%
CHEMICALS--1.1%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                     2,111,000        2,201,663
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                             2,506,000        2,505,474
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                     2,657,000        3,062,193
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts.,
   5/1/18                                                         2,905,000        3,268,125
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec.
   Unsub. Nts., 12/1/40                                           1,735,000        1,741,345
                                                                              --------------
                                                                                  12,778,800


                         15 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
CONTAINERS & PACKAGING--0.9%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                     $  2,806,000   $    3,083,093
Sealed Air Corp.:
6.875% Sr. Unsec. Bonds, 7/15/33(1)                               1,265,000        1,261,959
7.875% Sr. Nts., 6/15/17                                          3,482,000        3,891,703
Sonoco Products Co., 5.75% Sr. Unsec. Unsub. Nts.,
   11/1/40                                                        1,478,000        1,440,023
                                                                              --------------
                                                                                   9,676,778
METALS & MINING--0.8%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts.,
   4/1/17                                                         4,209,000        4,645,932
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15              173,000          187,638
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                             1,485,000        1,589,669
6% Sr. Unsec. Unsub. Nts., 10/15/15                               1,775,000        1,952,669
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                               640,000          684,626
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub.
   Bonds, 11/15/16(1)                                                52,000           57,582
                                                                              --------------
                                                                                   9,118,116
TELECOMMUNICATION SERVICES--1.7%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                       2,574,000        2,600,716
British Telecommunications plc, 9.875% Bonds, 12/15/30            1,796,000        2,489,091
Embarq Corp., 6.738% Sr. Unsec. Nts., 6/1/13                      2,450,000        2,657,471
Frontier Communications Corp., 8.25% Sr. Unsec. Nts.,
   4/15/17                                                        2,881,000        3,125,885
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15               2,620,000        3,026,100
Telus Corp., 8% Nts., 6/1/11                                      1,362,000        1,378,309
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts.,
   2/15/38                                                        1,690,000        1,775,064
                                                                              --------------
                                                                                  17,052,636
WIRELESS TELECOMMUNICATION SERVICES--0.2%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                1,975,000        2,227,636
UTILITIES--1.2%
ELECTRIC UTILITIES--1.2%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(1)          2,563,000        2,717,613
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts.,
   8/15/39                                                        1,751,000        1,740,128
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts.,
   8/15/13                                                        2,763,000        2,796,653
Northeast Utilities, 7.25% Sr. Unsec. Nts., 4/1/12                2,860,000        3,013,044
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(1)            3,010,000        3,821,321
                                                                              --------------
                                                                                  14,088,759
                                                                              --------------
Total Corporate Bonds and Notes (Cost $387,702,582)                              402,610,674

                                                                  Shares
                                                               ------------
COMMON STOCKS--0.0%
Chesapeake Energy Corp. (Cost $ 9)                                      181            6,067
INVESTMENT COMPANIES--15.3%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
   Shares, 0.00% (12, 13)                                             1,871            1,871


                         16 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                  Shares           Value
                                                               ------------   --------------
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.20% (12, 15)                                               173,703,938   $  173,703,938
                                                                              --------------
Total Investment Companies (Cost $173,705,809)                                   173,705,809
Total Investments, at Value (Cost $1,519,633,338)                     137.3%   1,558,776,101
Liabilities in Excess of Other Assets                                 (37.3)    (423,839,098)
                                                               ------------   --------------
Net Assets                                                            100.0%  $1,134,937,003
                                                               ============   ==============

Footnotes to Statement of Investments

(1.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $127,553,203 or 11.24% of the Fund's net assets as of March 31, 2011.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $9,450,992, which represents 0.83% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                     UNREALIZED
                                                        ACQUISITION                                 APPRECIATION
SECURITY                                                    DATE            COST         VALUE     (DEPRECIATION)
--------                                              ---------------   -----------   ----------   --------------
DT Auto Owner Trust 2011-1A, Automobile
   Receivable Nts., Series 2011-1A, Cl. C, 3.05%,
   8/15/15                                                     2/2/11   $ 3,419,594   $3,418,940    $      (654)
GMAC Mortgage Servicer Advance Funding Ltd.,
   Asset-Backed Nts., Series 2011-1A, Cl. A, 3.72%,
   2/15/23                                                    3/11/11     2,714,969    2,729,199         14,230
JPMorgan Chase Commercial Mortgage Securities
   Corp., Commercial Mtg. Pass-Through
   Certificates, Series 2007-LDPX, Cl. A2S2,
   5.187%, 1/1/49                                             7/14/10       281,438      287,871          6,433
NC Finance Trust, Collateralized Mtg. Obligation
   Pass-Through Certificates, Series 1999-I, Cl.
   ECFD, 3.405%, 1/25/29                                      8/10/10     1,703,335      157,559     (1,545,776)
Real Time Data Co., 11% Nts., 5/31/09                 6/30/99-5/31/01       365,810           --       (365,810)
Santander Drive Auto Receivables Trust 2011-S1A,
   Automobile Receivables Nts., Series 2011-S1A,
   Cl. D, 3.10%, 5/15/17                                       2/4/11     2,855,522    2,857,423          1,901
                                                                        -----------   ----------    -----------
                                                                        $11,340,668   $9,450,992    $(1,889,676)
                                                                        ===========   ==========    ===========

(4.) This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

(5.) When-issued security or delayed delivery to be delivered and settled after March 31, 2011. See accompanying Notes.

(6.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $37,656,694 or 3.32% of the Fund's net assets as of March 31, 2011.

(7.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $460,172 or 0.04% of the Fund's net assets as of March 31, 2011.

(8.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

(9.) All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $5,946,971. See accompanying Notes.

(10.) Zero coupon bond reflects effective yield on the date of purchase.

(11.) Interest or dividend is paid-in-kind, when applicable.

(12.) Rate shown is the 7-day yield as of March 31, 2011.

(13.) Interest rate is less than 0.0005%.

(14.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.


                         17 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

(15.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                               SHARES           GROSS         GROSS          SHARES
                                         DECEMBER 31, 2010    ADDITIONS     REDUCTIONS   MARCH 31, 2011
                                         -----------------   -----------   -----------   --------------
Oppenheimer Institutional Money Market
   Fund, Cl. E                              150,910,167      131,547,115   108,753,344     173,703,938

                                             VALUE       INCOME
                                         ------------   -------
Oppenheimer Institutional Money Market
   Fund, Cl. E                           $173,703,938   $76,664

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                                     LEVEL 3--
                                  LEVEL 1--        LEVEL 2--        SIGNIFICANT
                                 UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                               QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                               -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities        $         --      $  114,853,540         $--       $  114,853,540
Mortgage-Backed Obligations              --         823,646,883          --          823,646,883
U.S. Government Obligations              --          43,953,128          --           43,953,128
Corporate Bonds and Notes                --         402,610,674          --          402,610,674
Common Stocks                         6,067                  --          --                6,067
Investment Companies            173,705,809                  --          --          173,705,809
                               ------------      --------------         ---       --------------
Total Investments, at Value     173,711,876       1,385,064,225          --        1,558,776,101
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value              --              10,291          --               10,291
Futures margins                      78,073                  --          --               78,073
                               ------------      --------------         ---       --------------
Total Assets                   $173,789,949      $1,385,074,516         $--       $1,558,864,465
                               ------------      --------------         ---       --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                $    (55,048)     $           --         $--       $      (55,048)
                               ------------      --------------         ---       --------------
Total Liabilities              $    (55,048)     $           --         $--       $      (55,048)
                               ------------      --------------         ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.


                         18 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

FUTURES CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS:

                                                                                        UNREALIZED
                                              NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION               BUY/SELL   CONTRACTS      DATE          VALUE      (DEPRECIATION)
--------------------               --------   ---------   ----------   ------------   --------------
U.S. Treasury Long Bonds, 30 yr.        Buy       681       6/21/11    $ 81,847,688     $  88,214
U.S. Treasury Nts., 2 yr.              Sell       635       6/30/11     138,509,375       (14,085)
U.S. Treasury Nts., 5 yr.              Sell       156       6/30/11      18,219,094        43,798
U.S. Treasury Nts., 10 yr.             Sell       681       6/21/11      81,060,281      (125,975)
U.S. Treasury Ultra Bonds               Buy        35       6/21/11       4,324,688        29,901
                                                                                        ---------
                                                                                        $  21,853
                                                                                        =========

CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS:

                                                                  PAY/
                                         BUY/SELL    NOTIONAL   RECEIVE
REFERENCE ENTITY/                         CREDIT      AMOUNT     FIXED    TERMINATION              UNREALIZED
SWAP COUNTERPARTY                       PROTECTION    (000'S)     RATE        DATE       VALUE    APPRECIATION
-----------------                       ----------   --------   -------   -----------   -------   ------------
CDX NORTH AMERICA INVESTMENT GRADE
   INDEX, VOLUME H, SERIES 7
Morgan Stanley Capital Services, Inc.      Sell       $17,000    0.75%      12/20/11    $10,291     $10,291

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                            TOTAL MAXIMUM POTENTIAL
TYPE OF REFERENCE ASSET ON WHICH THE      PAYMENTS FOR SELLING CREDIT                         REFERENCE ASSET
FUND SOLD PROTECTION                       PROTECTION (UNDISCOUNTED)    AMOUNT RECOVERABLE*    RATING RANGE**
---------------------------------------   ---------------------------   -------------------   ---------------
Investment Grade Corporate Debt Indexes           $17,000,000                   $--                 BBB+

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.


                         19 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.


                         20 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

As of March 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                          WHEN-ISSUED OR DELAYED
                       DELIVERY BASIS TRANSACTIONS
                       ---------------------------
Purchased securities           $489,326,095
Sold securities                  44,087,385

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2011 is as follows:

Cost                                $2,069,145
Market Value                        $  157,559
Market Value as a % of Net Assets         0.01%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to


                         21 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $10,291, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized


                         22 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

     appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $10,291 as of March 31, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of March 31, 2011 the Fund has not required certain counterparties to post collateral.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended March 31, 2011, the Fund had an ending monthly average market value of $77,446,945 and $236,648,279 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.


                         23 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

     For the period ended March 31, 2011, the Fund had ending monthly average notional amounts of $17,000,000 on credit default swaps to sell protection.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.


                         24 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund
STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

RESTRICTED SECURITIES

As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,519,946,848
Federal tax cost of other investments     (151,638,227)
                                        --------------
Total federal tax cost                  $1,368,308,621
                                        ==============
Gross unrealized appreciation           $   48,006,629
Gross unrealized depreciation              (9,145,232)
                                        --------------
Net unrealized appreciation             $   38,861,397
                                        ==============


                         25 | Oppenheimer Core Bond Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/10/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/10/2011